UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2011 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2011 (unaudited)

COMMON STOCKS—95.71%

Shares		Value

MALAYSIA—0.99%
Automotive—0.99%
2,106,000	DRB-Hicom Berhad	1,599,946

SINGAPORE—94.72%
Agriculture & Food—4.19%
11,134,000	Golden Agri-Resources Ltd.	6,761,351

Banks—19.31%
1,783,641	Oversea-Chinese Banking Corp. Ltd.	14,615,143
975,397	United Overseas Bank Ltd.	16,552,782
		31,167,925
Conglomerate—11.48%
164,400	Jardine Matheson Holdings Ltd.	9,699,600
3,798,818	Noble Group Ltd.	6,004,288
661,000	Sembcorp Industries Ltd. †	2,826,337
		18,530,225
Diversified—1.45%
70,000	Jardine Strategic Holdings Ltd.	2,340,800

Diversified Financial—4.80%
1,251,000	Singapore Exchange Ltd.	7,753,057

Food, Beverage, Tobacco—3.17%
2,284,500	Olam International Ltd.	5,112,141

Health & Personal Care—8.32%
1,583,000	OSIM International Ltd.	1,988,462
2,356,000	Wilmar International Ltd.	11,445,836
		13,434,298
Hotels—2.18%
1,462,000	Overseas Union Enterprises Ltd.	3,526,994

Property Development—15.74%
691,000	Capitaland Ltd. †	1,678,496
168,000	City Developments Ltd.	1,467,432
6,171,347	Genting Singapore Plc., Ltd. *	9,882,575
1,444,000	Global Logistics Properties, Ltd.	2,402,462
1,006,000	Hongkong Land Holdings, Ltd.	6,669,780
1,045,000	Keppel Land Ltd.	3,312,079
		25,412,824
Real Estate Investment Trust—2.45%
3,675,375	Cambridge Industrial Trust	1,559,306
1,374,000	CDL Hospitality Trusts	2,388,869
		3,948,175

See accompanying notes to financial statements.

1

Shipyards—9.35%
987,500	Keppel Corp. Ltd.	9,093,774
1,021,000	Sembcorp Marine Ltd. †	4,611,954
1,161,000	Yangzijiang Shipbuilding Holdings Ltd.	1,381,108
		15,086,836
Telecommunications—6.84%
2,825,000	Singapore Telecommunications Ltd. †	7,778,679
1,376,000	StarHub Ltd.	3,262,291
		11,040,970
Transportation - Air—3.12%
411,000	Singapore Airlines Ltd. †	5,029,374

Transportation - Marine—0.76%
810,000	Cosco Corp. (Singapore) Ltd.	1,226,354

Wholesale Distribution—1.56%
62,000	Jardine Cycle & Carriage Ltd.	2,522,086

Total Singapore Common Stocks		152,893,410

Total Common Stocks (Cost—$114,976,882)		154,493,356

TIME DEPOSITS—0.08%

Principal
Amount
(000)
U.S. DOLLAR —0.08%
122	JPMorgan Chase Bank, 0.05%, due 8/1/11 (Cost—$121,681)		121,681

Total Investments—95.79% (Cost—$115,098,563)			154,615,037

Other assets less liabilities—4.21%			6,800,783

NET ASSETS
	(Applicable to 9,968,414 shares of capital stock outstanding; equivalent to $16.19 per share)	—100.00%	$161,415,820

† Deemed to be an affiliated issuer (see next page).

* Non-income producing securities.

See accompanying notes to financial statements.

2

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	July 31,	July 31,	Dividend
Name of Affiliated Holding	2010	Cost	Cost	2011	2011	Income
Capitaland Ltd.	1,364,000	$—	$3,162,985	691,000	$1,678,496	$33,644
Neptune Orient Lines Ltd.	674,000	—	841,083	—	—	—
SIA Engineering Co. Ltd.	1,299,663	—	3,224,627	—	—	59,842
Sembcorp Industries Ltd.	470,000	783,762	—	661,000	2,826,337	64,670
Sembcorp Marine Ltd.	—	3,955,154	—	1,021,000	4,611,954	210,765
Singapore Airlines Ltd.	533,000	—	1,233,175	411,000	5,029,374	82,228
Singapore Technologies Engineering Ltd.	1,280,000	—	2,832,765	—	—	—
Singapore Telecommunications Ltd.	4,889,000	1,702,047	5,419,641	2,825,000	7,778,679	181,048
Total					$21,924,840	$632,197

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities

Level 1 — Quoted Prices	$154,615,037
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$154,615,037

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2011 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at July 31, 2011 was $115,054,339, excluding short-term interest-bearing investments.  At July 31, 2011, the net unrealized appreciation on investments, excluding short-term securities, of $39,439,017 was composed of gross appreciation of $40,879,048 for those investments having an excess of value over cost, and gross depreciation of $1,440,031 for those investments having an excess of cost over value.

Item 2.    Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act  of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Principal Financial Officer

Date: August 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 5, 2011
John J. O’Keefe, Principal Financial Officer

By	\s\ John J. O’Keefe	Date: August 5, 2011
John J. O’Keefe, Principal Executive Officer